C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/Community Association Reserve Fund

2001 Annual Report

Table of Contents

Letter to Shareholders *
Comparative Performance *
Schedules of Investments *
Audited Financial Statements *
Financial Highlights *
Notes to Financial Statements *
Management Information *
Report of Independent Certified Public Accountants *

LETTER TO SHAREHOLDERS

NEED NEW

This Page Left Blank Intentionally

C/Fund

Illustration of a $10,000 Investment Before Taxes

$140,000
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C/Fund, Dividends Reinvested
S&P 500, Dividends Reinvested
S&P Reinv + ML 1-10yr Treas (50/50)

C/Growth Stock Fund

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C/Government Fund

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C/GOV
Merrill Lynch 1-10yr Treas Index

C/Community Association Reserve Fund

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C/CAR
Merrill Lynch 1-10yr Treas Index

Performance Summary

As of December 31, 2001

Fund	Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
C/Fund (Inception 03/85)	1 Year	-9.06%	-9.48%	-7.47%
	5 Years	4.11%	1.88%	3.70%
	10 Years	8.06%	5.99%	6.23%
C/Growth Stock (Inception 07/92)	1 Year	-15.59%	-15.90%	-12.94%
	5 Years	10.29%	7.92%	8.98%
	Life of Fund	9.43%	7.71%	7.68%
C/Government (Inception 07/92)	1 Year	5.48%	3.92%	3.58%
	5 Years	6.10%	3.86%	3.73%
	Life of Fund	5.95%	3.65%	3.61%
C/Community Association Reserve (Inception 07/92)	1 Year	5.02%	3.51%	3.25%
	5 Years	5.02%	3.03%	3.02%
	Life of Fund	5.05%	3.06%	3.05%

C/FUND
SCHEDULE OF INVESTMENTS
December 31, 2001

	Shares or Par Value	Value
EQUITIES
Beverages (0.3%)		$14,145
Coca-Cola Co.	300	14,145

Computer & Data Processing Services (0.4%)		15,120
International Business Machines Corp.	125	15,120

Drugs (3.6%)		151,545
Amgen, Inc.	250	14,110
Biogen, Inc.	90	5,162
Bristol Myers Squibb Co.	250	12,750
Chiron Corp.	90	3,946
Genentec, Inc.	200	10,822
Human Genome Sciences	65	2,192
IDEC Pharmaceuticals Corp.	85	5,859
Immunex Corp.	650	18,012
Johnson & Johnson	200	11,820
Eli Lilly & Co.	125	9,818
MedImmune, Inc.	150	6,953
Merck & Co., Inc.	425	24,998
Millennium Pharmaceuticals	130	3,186
Pfizer, Inc.	550	21,917

Grocery Stores (1.5%)		62,980
Albertsons, Inc.	2,000	62,980

Lumber & Other Building Materials (1.0%)		40,808
Home Depot, Inc.	800	40,808

Measuring & Controlling Devices (0.1%)		4,595
Applera Corp. -- Applied Biosystems Group	117	4,595

Medical Instruments & Supplies (0.1%)		2,291
Zimmer Holdings, Inc.	75	2,291

Medical Service & Health Insurance (5.5%)		230,368
Berkshire Hathaway, Inc. DE	3	226,800
Conseco, Inc.	800	3,568

Miscellaneous (0.0%)		94
PML, Inc.	125	88
Tice Technology, Inc.	125	6

Motor Vehicles & Equipment (0.3%)		14,580
General Motors Corp.	300	14,580

Nonclassifiable Establishments (0.3%)		13,026
General Electric Co.	325	13,026

C/FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2001
	Shares or Par Value	Value
EQUITIES (Continued)
Petroleum Refining (2.4%)		$98,982
BP Amoco PLC ADS	1,241	57,719
Exxon Mobil Corp.	800	31,459
Royal Dutch Petroleum Co.	200	9,804

Telephone Communication (0.9%)		37,091
AT&T Corp.	500	8,950
AT&T Wireless Group, Inc.	868	12,473
SBC Communications, Inc.	400	15,668

Variety Stores (1.1%)		46,040
Wal-Mart Stores	800	46,040

PREFERRED STOCKS
Royal Bank Of Scotland PFD H	2,000	50,060

BONDS (Corporate-Fixed)
AT&T, 6.750% , due 04/01/04	100,000	102,838
AT&T, 7.000% , due 05/15/05	100,000	103,230
BellSouth Telecom, 6.375%, due 06/15/04	100,000	104,916
BellSouth Telecom, 6.5%, due 06/15/05	100,000	105,208
General Electric Capital, 6.500% , due 11/01/06	200,000	211,851
General Motors ACP, 7.500% , due 07/15/05	200,000	208,286
IBM Corp., 6.450%, due 08/01/07	200,000	210,000
Southwestern Bell, 6.550%, due 10/07/08	100,000	102,393
Wal-Mart, 6.875%, due 8/10/09	200,000	215,066

GOVERNMENTS
U.S. Treasury Notes, 4.625%, due 05/15/06	500,000	507,187
U.S. Treasury Notes, 5.000%, due 02/15/11	250,000	249,023
U.S. Treasury Notes, 5.500%, due 05/15/09	250,000	259,141

TOTAL EQUITIES (17.5%)		731,665
TOTAL PREFERRED STOCKS (1.2%)		50,060
TOTAL BONDS (Corporate-Fixed) (32.7%)		1,363,788
TOTAL GOVERNMENTS (24.3%)		1,015,351
CASH & EQUIVALENTS (24.3%)		1,014,356
TOTAL INVESTMENTS (100.0%)		$4,175,220

C/GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS
December 31, 2001
	Shares	Value
EQUITIES
Air Transportation, Scheduled (1.1%)		$18,480
Southwest Airlines	1,000	18,480

Commercial Banks (6.8%)		113,204
Citigroup, Inc.	800	40,384
MBNA Corp.	1,000	35,200
Suntrust Banks, Inc.	600	37,620

Computer & Data Processing Services (12.3%)		207,041
Check Point Software	1,237	49,344
Computer Associates Intl.	1,000	34,490
eBay, Inc.	600	40,140
International Business Machines Corp.	400	48,384
Sungard Data Systems, Inc.	1,200	34,683

Computer & Office Equipment (2.8%)		47,265
Cisco Systems	1,500	27,165
EMC Corp.	1,500	20,100

Construction & Related Machinery (1.1%)		18,535
Dover Corp.	500	18,535

Department Stores (2.5%)		42,264
Kohls Corp.	600	42,264

Drugs (12.6%)		211,351
Abbott Labs	350	19,512
Bioval Corp.	1,000	56,000
Elan Corp. PLC ADR	650	29,289
Johnson & Johnson	700	41,370
Merck & Co., Inc.	600	35,292
Pfizer, Inc.	750	29,888

Electronic Components & Accessories (1.2%)		20,284
Jabil Circuit, Inc.	650	14,644
Solectron Corp.	500	5,640

Hospitals (1.7%)		27,600
Health Management Associates, Inc.	1,500	27,600

Insurance Agents, Brokers, & Service (4.0%)		66,876
Erie Indemnity Co. CL A	900	34,641
Marsh & McLennan Cos., Inc.	300	32,235

Life Insurance (2.1%)		35,730
American International Group	450	35,730

Lumber & Other Building Materials (1.7%)		28,056
Home Depot, Inc.	550	28,056

Measuring & Controlling Devices (1.6%)		25,800
Apogent Technologies, Inc.	1,000	25,800

C/GROWTH STOCK FUND (CONTINUED)
SCHEDULE OF INVESTMENTS
December 31, 2001
	Shares	Value
EQUITIES (Continued)
Millwork, Plywood & Structural Members (1.4%)		$23,275
Masco Corp.	950	23,275

Miscellaneous Food & Kindred Products (2.3%)		38,100
Starbucks Corp.	2,000	38,100

Mortgage Bankers & Brokers (1.5%)		24,582
Countrywide Credit	600	24,582

Motion Picture Production & Services (1.3%)		22,470
AOL Time Warner, Inc.	700	22,470

Motorcycles, Bicycles, & Parts (1.3%)		21,724
Harley Davidson	400	21,724

Nonclassifiable Establishments (4.5%)		75,420
General Electric Co.	1,000	40,080
Tyco Intl.	600	35,340

Operative Builders (2.9%)		48,690
D. R. Horton, Inc.	1,500	48,690

Personal Credit Institutions (2.6%)		43,160
Capital One Financial	800	43,160

Personnel Supply Services (2.2%)		37,380
Robert Half Intl., Inc.	1,400	37,380

Petroleum Refining (4.1%)		68,762
Imperial Oil Ltd.	1,500	41,820
Shell Transport & Trading ADR	650	26,942

Security Brokers & Dealers (1.9%)		32,233
Invest Technology Group, Inc.	825	32,233

Soap, Cleaners, & Toilet Goods (4.2%)		71,100
Avon Products, Inc.	750	34,875
Ecolab, Inc.	900	36,225

Telephone Communications, Except Radio (9.8%)		167,603
Alltel Corp.	600	37,038
Centurytel, Inc.	1,000	32,800
Telefonos De Mexico SA ADR	1,000	35,020
U. S. Cellular Corp.	600	27,150
Verizon Communications, Inc.	750	35,595

Variety Stores (2.7%)		46,040
Wal-Mart Stores	800	46,040

TOTAL EQUITIES (94.2%)		1,583,025
CASH & EQUIVALENTS (5.8%)		97,779
TOTAL INVESTMENTS (100.0%)		$1,680,804

C/GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2001
	Par Value	Value
GOVERNMENTS
U.S. Treasury Notes, 5.750%, due 08/15/03	100,000	$104,828
U.S. Treasury Notes, 6.000%, due 08/15/04	100,000	106,188
U.S. Treasury Notes, 5.500%, due 05/15/09	50,000	51,828
U.S. Treasury Notes, 5.750%, due 11/30/02	50,000	51,703

TOTAL GOVERNMENTS (69.9%)		314,547
CASH & EQUIVALENTS (30.1%)		135,733
TOTAL INVESTMENTS (100.0%)		$450,280

C/COMMUNITY ASSOCIATION RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2001
	Par Value	Value
GOVERNMENTS
FNMA Notes, 4.000%, due 08/15/03	200,000	$203,375
FNMA Notes, 3.500%, due 09/15/04	100,000	99,141
FNMA Notes, 5.625%, due 05/14/04	100,000	104,594
FHLB Notes, 5.125%, due 01/13/2003	100,000	102,805
FHLB Notes, 5.375%, due 01/05/04	100,000	103,953
U.S. Treasury Notes, 5.750%, due 11/30/02	100,000	103,406

TOTAL GOVERNMENTS (93.7%)		717,274
CASH & EQUIVALENTS (6.3%)		48,294
TOTAL INVESTMENTS (100.0%)		$765,568

C/FUNDS GROUP, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Cost	$4,136,427	$1,439,211	$443,945	$754,103

ASSETS
Investment in Securities	$4,175,220	$1,680,804	$450,280	$765,568
Receivables
Dividends & Interest	35,149	1,335	5,234	10,382
Expense Waiver	9,109	3,635	0	0
	4,219,478	1,685,774	455,514	775,950

LIABILITES
Accrued Liabilities	1,731	710	93	161
	1,731	710	93	161

NET ASSETS
Paid In Capital, Net	4,750,250	1,438,449	677,511	771,842
(Accumulated Losses) Distributable Earnings	(532,503)	246,615	(222,090)	3,947
	$4,217,747	$1,685,064	$455,421	$775,789

CAPITAL SHARES	319,810	139,584	44,967	77,494

NET ASSET VALUE PER SHARE	$13.19	$12.07	$10.13	$10.01

C/FUNDS GROUP, INC.
STATEMENTS OF OPERATIONS
For the Year Ending December 31, 2001
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$29,102	$15,838	$0	$0
Interest	128,908	2,692	16,107	39,797
	158,010	18,530	16,107	39,797
OPERATING EXPENSES
Investment advisory fee	51,625	23,225	1,658	4,090
Professional fees	23,115	9,958	483	1,175
Administrative fees	3,927	1,780	85	208
Registration fees	1,777	1,091	236	291
Custodian fees	19,041	8,596	1,186	2,995
Directors fees	10,457	4,654	216	573
Printing	1,710	757	34	130
Miscellaneous	959	435	26	53
Waiver of expenses in excess of 2% limit	(9,109)	(3,635)	0	0
	103,502	46,861	3,924	9,515

NET INVESTMENT INCOME (LOSS)	54,508	(28,331)	12,183	30,282

REALIZED AND UNREALIZED (LOSS) GAIN FROM INVESTMENTS
Change in unrealized (depreciation) appreciation in investments	(59,522)	(451,459)	2,719	9,512
Net realized (loss) gain on investments	(572,594)	34,650	226	453
NET (LOSS) GAIN ON INVESTMENTS	(632,116)	(416,809)	2,945	9,965

NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	($577,608)	($445,140)	$15,128	$40,247

C/FUNDS GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ending December 31, 2001
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$54,508	($28,331)	$12,183	$30,282
Net realized (loss) gain on investments	(572,594)	34,650	226	453
Change in unrealized (depreciation) appreciation in investments	(59,522)	(451,459)	2,719	9,512
Net (decrease) increase in net assets resulting from operations	(577,608)	(445,140)	15,128	40,247

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment income	(53,210)	0	(12,184)	(30,319)
Net realized long-term gain on investments	(1,216)	(30,690)	0	0
Return of capital	0	0	(182)	(1,671)
	(54,426)	(30,690)	(12,366)	(31,990)

CAPITAL SHARE TRANSACTIONS
Shares sold	267,628	171,078	271,138	390,601
Reinvested distributions	53,005	29,063	11,852	31,743
Shares redeemed	(2,171,015)	(1,409,426)	(103,610)	(545,110)
	(1,850,382)	(1,209,285)	179,380	(122,766)

Net (decrease) increase in net assets	(2,482,416)	(1,685,115)	182,142	(114,509)

NET ASSETS
Beginning of year	6,700,163	3,370,179	273,279	890,298
End of year	$4,217,747	$1,685,064	$455,421	$775,789

C/FUNDS GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ending December 31, 2000
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,468	($41,630)	$205,422	$39,663
Net realized gain (loss) on investments	1,850,457	371,348	(143,802)	(2,983)
Change in unrealized (depreciation) appreciation in investments	(3,431,646)	(517,322)	114,582	7,866
Net (decrease) increase in net assets resulting from operations	(1,556,721)	(187,604)	176,202	44,546

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(24,468)	(4,532)	(205,422)	(39,663)
Net realized long-term gain on investments	(1,886,805)	(370,579)	0	0
	(1,911,273)	(375,111)	(205,422)	(39,663)

CAPITAL SHARE TRANSACTIONS
Shares sold	587,152	528,837	696,340	435,819
Reinvested distributions	1,850,818	360,177	147,949	39,528
Shares redeemed	(2,057,389)	(602,783)	(9,485,785)	(401,415)
	380,581	286,231	(8,641,496)	73,932

Net (decrease) increase in net assets	(3,087,413)	(276,484)	(8,670,716)	78,815

NET ASSETS
Beginning of year	9,787,576	3,646,663	8,943,995	811,483
End of year	$6,700,163	$3,370,179	$273,279	$890,298

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
FINANCIAL HIGHLIGHTS (1)
For the Years Ended December 31, 2001, 2000, 1999, 1998, and 1997

	Investment Income	Operating Expenses	Net Investment Income (Loss)	Distributions from Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions from Net Realized Gains on Investments	Distributions from Return of Capital	Total Net Change	Net Asset Value at Beginning of Period	Net Asset Value at End of Period
C/Fund
2001	.41	(.27)	.14	(.14)	(1.49)	.00	.00	(1.64)	$14.68	$13.19
2000	.46	(.40)	.06	(.06)	(5.02)	(4.92)	.00	(9.94)	24.62	14.68
1999	.62	(.43)	.19	(.19)	2.35	(1.52)	.00	.83	23.79	24.62
1998	.66	(.38)	.28	(.72)	4.12	(.50)	.00	3.18	20.61	23.79
1997	.60	(.36)	.24	(.26)	3.50	(.58)	.00	2.90	17.71	20.61

C/Growth Stock Fund
2001	.10	(.26)	(.16)	.00	(2.16)	(.17)	.00	(2.62)	$14.56	$12.07
2000	.13	(.32)	(.19)	(.02)	(.85)	(1.67)	.00	(2.73)	17.29	14.56
1999	.16	(.29)	(.13)	.00	5.49	(3.91)	.00	1.45	15.84	17.29
1998	.18	(.24)	(.06)	.00	2.96	(.71)	.00	2.19	13.65	15.84
1997	.16	(.26)	(.10)	(.15)	3.20	(1.68)	.00	1.27	12.38	13.65

C/Government Fund
2001	.48	(.12)	.36	(.36)	.15	.00	(.01)	.09	$9.98	$10.13
2000	.57	(.10)	.47	(.47)	.19	.00	.00	.19	9.79	9.98
1999	.60	(.10)	.50	(.50)	(.44)	.00	.00	(.44)	10.23	9.79
1998	.64	(.10)	.54	(.54)	.22	.00	.00	.22	10.01	10.23
1997	.67	(.10)	.57	(.57)	.14	.00	.00	.14	9.87	10.01

C/Community Association Reserve Fund
2001	.48	(.12)	.37	(.37)	.10	.00	(.02)	.12	$9.91	$10.01
2000	.57	(.10)	.47	(.47)	.06	.00	.00	.06	9.85	9.91
1999	.60	(.10)	.50	(.50)	(.18)	.00	.00	(.18)	10.03	9.85
1998	.62	(.10)	.52	(.52)	.03	.00	.00	.03	10.00	10.03
1997	.61	(.05)	.56	(.60)	.04	.00	.00	.00	10.00	10.00
	Operating Expenses to Average Net Assets	Net Investment Income to Average Net Assets	Portfolio Turnover Rate	Shares Outstanding at End of Period	Total Return
C/Fund
2001	2.00%	3.05%	124.36%	372,434	(9.06%)
2000	1.83%	2.13%	100.18%	456,377	(17.20%)
1999	1.75%	.77%	39.65%	397,584	10.66%
1998	1.68%	1.27%	17.58%	372,377	21.39%
1997	1.79%	1.24%	10.28%	346,376	20.95%

C/Growth Stock Fund
2001	2.00%	.79%	26.46%	139,584	(15.59%)
2000	1.83%	.75%	46.40%	231,471	(5.33%)
1999	1.74%	(.78%)	118.73%	210,914	34.25%
1998	1.68%	(.45%)	88.47%	194,538	21.25%
1997	1.81%	(.68%)	51.11%	186,130	25.48%

C/Government Fund
2001	1.16%	4.77%	38.75%	44,967	5.48%
2000	.99%	5.87%	.00%	27,393	8.39%
1999	.99%	5.00%	99.20%	913,173.55%
1998	.96%	5.55%	.00%	975,821	7.89%
1997	1.01%	5.74%	22.05%	453,930	7.35%

C/Community Association Reserve Fund
2001	1.16%	4.86%	73.00%	77,494	5.02%
2000	1.02%	5.84%	19.80%	89,824	5.57%
1999	1.02%	4.99%	70.99%	82,369	3.18%
1998	.96%	5.28%	14.20%	72,179	5.70%
1997	.14%	6.21%	52.64%	85,402	6.08%
  Selected data for a share of capital stock outstanding throughout the year.

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE A - ORGANIZATION

C/Funds Group, Inc. (the Company), is registered as an open-end diversified investment company under the Investment Company Act of 1940. Effective July 2, 1985, the Company's shares were registered under Section 8(a) of the Securities Act of 1933. Currently, the Company offers the following four funds:

FUNDS	PRIMARY INVESTMENTS
C/Fund	Stocks and Fixed Income Securities
C/Growth Stock Fund	Common Stocks or Equivalents
C/Government Fund	Obligations of the U.S. Government
C/Community Association Reserve Fund	Obligations of the U.S. Government

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuation - Investments in securities traded on a national exchange are stated at the last known trade price on or after 4:00 p.m. New York time on the day of valuation; other securities traded in over-the-counter markets and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are not amortized over the life of the respective security. Realized gains and losses are determined on the identified cost basis.

Distributions to Shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.

Security Transactions - The Company follows industry practice and records security transactions on the trade date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

NOTE C - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2001 and 2000 was as follows:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Year ended December 31, 2001
Distributions paid from:
Ordinary income	$53,210	$0	$12,184	$30,319
Long-term capital gains	1,216	30,690	0	0
	54,426	30,690	12,184	30,319
Return of capital	0	0	182	1,671
Total distributions to shareholders	$54,426	$30,690	$12,366	$31,990

Year ended December 31, 2000
Distributions paid from:
Ordinary income	$24,468	$4,532	$205,422	$39,663
Long-term capital gains	1,886,805	370,579	0	0
Total distributions to shareholders	$1,911,273	$375,111	$205,422	$39,663

NOTE D - TAX BASIS COMPONENTS OF DISTRIBUTABLE EARNINGS

As of December 31, 2001, the components of (accumulated losses)/distributable earnings on a tax basis were as follows:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Undistributed ordinary income	$1,298	$0	$0	$0
Capital loss carryforwards	(572,594)	0	(228,425)	(7,518)
Undistributed long-term capital gains	0	452	0	0
Unrealized appreciation	38,793	246,163	6,335	11,465
	($532,503)	$246,615	($222,090)	$3,947

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE E - INVESTMENT ADVISORY AGREEMENT

Each fund has a written agreement (the Agreements) for management and investment advisory services with Omnivest Research Corporation (the Advisor) which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by the Company's President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 2001 are as follows:

FUND	ANNUAL % RATE	INVESTMENT ADVISORY FEES
C/Fund	1.0	$51,625
C/Growth Stock Fund	1.0	23,225
C/Government Fund	.5	1,658
C/Community Association Reserve Fund	.5	4,090

In 2001, total expenses for C/Fund and C/Growth Stock Fund exceeded the 2% limit by $9,109 and $3,635, respectively. These amounts have been recorded as a receivable and as an expense waiver by the respective Fund.

NOTE F - CAPITAL SHARE TRANSACTONS

As of December 31, 2001 and 2000 there were 5,000,000 shares of $.001 par value capital shares authorized. Transactions of the Funds in capital stock were as follows:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Year ended December 31, 2001
Shares sold	19,170	12,553	26,642	39,192
Reinvested distributions	4,006	2,398	1,173	3,184
Shares redeemed	(159,743)	(106,838)	(10,242)	(54,707)
Net (decrease) increase	(136,567)	(91,887)	17,573	(12,331)

Year ended December 31, 2000
Shares sold	25,852	30,088	71,508	44,223
Reinvested distributions	125,072	24,684	15,173	4,011
Shares redeemed	(92,131)	(34,215)	(972,460)	(40,778)
Net increase (decrease)	58,793	20,557	(885,779)	7,456

NOTE G - INVESTMENT TRANSACTIONS

Purchases and sales of investment securities and the accumulated gross unrealized appreciation and depreciation of the funds were as follows for 2001:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Common Stocks
Purchases	$1,393,088	$596,552	$0	$0
Sales	4,696,632	1,960,248	0	0

Preferred Stock
Purchases	51,060	0	0	0

Corporate Bonds
Purchases	1,362,986	0	0	0

U.S. Government Obligations
Purchases	1,028,672	0	159,172	607,430
Sales	0	0	100,238	600,477

Gross:
Unrealized appreciation in securities	105,870	362,667	7,634	13,470
Unrealized depreciation in securities	(67,077)	(121,074)	(1,299)	(2,005)

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE H - TRANSACTIONS WITH AFFILIATES

In addition to the investment advisory fees discussed in NOTE E, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $37,800 for 2001.

The number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons (including any shareholder who is a beneficial owner of 5% or more of a fund series) at December 31, 2001 are as follows:

	SHARES	VALUE
C/Fund	21,723	$286,530
C/Growth Stock Fund	29,893	360,802
C/Government Fund	26,230	265,710
C/Community Association Reserve Fund	58,121	581,793

NOTE I - MARKET RISK

The Company is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Company would incur is limited to the amount recorded in the 2001 financial statements. The Company does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

NOTE J - BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors. In 1999, the Company discontinued use of investment research services supplied by brokers whose commissions included the cost of such services.

C/FUNDS GROUP, INC.
MANAGEMENT INFORMATION

Following are the names, duties, and affiliations of the Officers of the Company and the members of the Company's Board of Directors.

Name, Address, and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships Held
Non-Interested Directors
William L. Adams 7339 Hawkins Road Sarasota, FL 34241 Age: 51	Director	Term: Until 2002 Annual Meeting of Shareholders Service: .50 yrs.	Branch Manager, Sarasota Office, Vanguard Capital, San Diego, CA (a NASD-registered broker-dealer); Conducts a general securities business.	N/A	None
D. Bruce Chittock 19625 Cats Den Road Chagrin Falls, OH 44023 Age: 67	Chairman, Board of Directors	Term: 1 Year Service: 4.50 yrs.	Industrial Engineer, Equipment for Industry, Inc., Cleveland, OH.	N/A	None
Emmett V. Weber 3411 Bayou Sound Longboat Key, FL 34228 Age: 70	Director	Term: 1 yr. Service: 8.75 yrs.	Real estate; Retired Capt. USAir, Pittsburgh, PA.	N/A	None
Interested Directors
Roland G. Caldwell, Jr.(1)(2) 3320 Hardee Drive Venice, FL 34292 Age: 34	Director and President	Term: Director, 1 yr.; Officer, N/A Service: 8.75 yrs.	Officer, Trust Companies of America, Inc., currently Pres.; Officer, Caldwell Trust Co., currently Pres., Sec. and Trust Officer; Officer, Omnivest Research Corp., currently Pres.	N/A	None
Deborah C. Pecheux(1)(2) 1911 Oakhurst Parkway Sugarland, TX 77479 Age 45	Director	Term: 1 yr. Service: 9.00 yrs.	VP, CareVu Corporation (claim management and electronic services software company).	N/A	None
Other Non-Interested Personnel
Lyn B. Braswell 542 Silk Oak Venice, FL 34293-4311 Age: 50	Secretary and Fund Administrator	Term: N/A Service: 7.75 yrs.	C/Funds Group, Inc.; Caldwell Trust Co., Asst. Trust Officer; Trust Companies of America, Inc.	N/A	None

(1) Interested persons under the 1940 Act.

(2) Mr. Caldwell and Ms. Pecheux are siblings.

The Company's Statement of Additional Information (SAI) contains more information about the Company's Directors. The SAI is available, without charge, upon request by calling 800-338-9477.

REPORT OF INDEPENDENT
CERTIFIED PUBLIC ACCOUNTANTS

NEED NEW

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Investment Advisor
Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34292
(941) 493-3600

Custodian
Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34292
(941) 493-3600

Auditors
Gregory Sharer & Stuart
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.